Borrowings - Summary of Short Term Borrowings (Parenthetical) (Detail)	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.53%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.54%
Secured Loan [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.80%	2.73%
Secured Loan [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.40%	3.63%
Unsecured Loan [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.55%	1.42%
Unsecured Loan [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	7.57%	6.50%